Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		March 20, 2015
Closing Date:		April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$129,114,092.07	0.3327683	$111,442,883.61	0.2872239	$17,671,208.46
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$262,184,092.07	0.2242672	$244,512,883.61	0.2091516	$17,671,208.46

Weighted Avg. Coupon (WAC)	3.03%		3.03%
Weighted Avg. Remaining Maturity (WARM)	28.62		27.75
Pool Receivables Balance	$310,380,135.36		$292,188,041.62
Remaining Number of Receivables	34,445		33,534

Adjusted Pool Balance	$302,952,337.54		$285,281,129.08

III. COLLECTIONS

Principal:
Principal Collections	$17,625,866.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$382,536.95
Total Principal Collections	$18,008,403.00

Interest:
Interest Collections	$788,915.01
Late Fees & Other Charges	$50,658.96
Interest on Repurchase Principal	$-
Total Interest Collections	$839,573.97

Collection Account Interest	$15,245.11
Reserve Account Interest	$3,040.64
Servicer Advances	$-

Total Collections	$18,866,262.72

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$18,866,262.72
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,866,262.72

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$258,650.11	$-	$258,650.11	258,650.11
Collection Account Interest					$15,245.11
Late Fees & Other Charges					$50,658.96
Total due to Servicer					$324,554.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$120,506.49		$120,506.49
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$213,647.82		$213,647.82	213,647.82

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$18,222,971.72

7. Regular Principal Distribution Amount:					17,671,208.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$17,671,208.46
Class A-4 Notes				$-
Class A Notes Total:		$17,671,208.46		$17,671,208.46
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,671,208.46		$17,671,208.46

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					551,763.26

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,427,797.82
Beginning Period Amount	$7,427,797.82
Current Period Amortization	$520,885.28
Ending Period Required Amount	$6,906,912.54
Ending Period Amount	$6,906,912.54
Next Distribution Date Required Amount	$6,406,764.26

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	13.46%	14.29%	14.29%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.42%	33,004	97.62%	$285,239,068.39
30 - 60 Days	1.22%	410	1.80%	$5,264,035.83
61 - 90 Days	0.29%	97	0.46%	$1,342,051.18
91-120 Days	0.07%	23	0.12%	$342,886.22
121 + Days	0.00%	0	0.00%	$-
Total		33,534		$292,188,041.62

Delinquent Receivables 30+ Days Past Due
Current Period	1.58%	530	2.38%	$6,948,973.23
1st Preceding Collection Period	1.56%	536	2.31%	$7,165,193.39
2nd Preceding Collection Period	1.48%	523	2.20%	$7,246,952.54
3rd Preceding Collection Period	1.50%	542	2.22%	$7,721,044.97
Four-Month Average	1.53%		2.28%

Repossession in Current Period		31		$374,213.16
Repossession Inventory		79		$242,483.53

Current Charge-Offs
Gross Principal of Charge-Offs				$566,227.69
Recoveries				$(382,536.95)
Net Loss				$183,690.74

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.71%

Average Pool Balance for Current Period				$301,284,088.49

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.73%
1st Preceding Collection Period				1.35%
2nd Preceding Collection Period				0.49%
3rd Preceding Collection Period				1.30%
Four-Month Average				0.97%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		46	2,402	$36,331,482.03
Recoveries		51	2,139	$(19,328,523.16)
Net Loss				$17,002,958.87
Cumulative Net Loss as a % of Initial Pool Balance				1.38%

Net Loss for Receivables that have experienced a Net Loss *		36	1,886	$17,042,090.98
Average Net Loss for Receivables that have experienced a Net Loss				$9,036.10

Principal Balance of Extensions				$1,296,156.55
Number of Extensions				91

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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